Submission	Mar. 12, 2026
Submission [Line Items]
Central Index Key	0002115864
Registrant Name	Chungui International BioTech Group Co., Ltd.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A